Subsequent Events (Details) - USD ($)		1 Months Ended
	Nov. 18, 2021	Nov. 30, 2021	Apr. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Feb. 28, 2017
2017 convertible bonds | Convertible Debt
Subsequent Event [Line Items]
Debt instrument, face amount					$ 317,300,000	$ 402,500,000
Debt instrument, interest rate (in percentage)						2.75%
Revolving Credit Facility | New Fortress Energy (NFE)
Subsequent Event [Line Items]
Number of common units pledged as security (in shares)			18,627,451
Revolving Credit Facility | LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate			4.50%
Subsequent Event | 7% unsecured bonds | Unsecured Debt
Subsequent Event [Line Items]
Debt instrument, face amount				$ 300,000,000
Debt instrument, interest rate (in percentage)				7.00%
Subsequent Event | 2017 convertible bonds | Convertible Debt
Subsequent Event [Line Items]
Debt partially redeemed				$ 85,200,000
Subsequent Event | 2021 Margin loan | Secured Debt
Subsequent Event [Line Items]
Debt instrument, term		3 years
Facility limit		$ 200,000,000
Subsequent Event | 2021 Margin loan | Secured Debt | LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate		2.80%
Subsequent Event | Revolving Credit Facility
Subsequent Event [Line Items]
Repayments of credit facility	$ 100,000,000
Subsequent Event | Revolving Credit Facility | New Fortress Energy (NFE)
Subsequent Event [Line Items]
Number of common units pledged as security (in shares)		18,600,000